Investment Objectives and Goals	Jan. 28, 2026
FullerThaler Behavioral Small-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL SMALL-CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Small-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL SMALL-CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL MID-CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Unconstrained Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL UNCONSTRAINED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Small-Mid Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL SMALL-MID CORE EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Micro-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL MICRO-CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
FullerThaler Behavioral Mid-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FULLERTHALER BEHAVIORAL MID-CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.